NATURE OF BUSINESS	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Accounting Policies [Abstract]
NATURE OF BUSINESS

NOTE 1 - NATURE OF BUSINESS

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules of the Securities and Exchange Commission (“SEC”) applicable to interim reports of companies filing as a smaller reporting company, which require the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the unaudited financial statements and revenues and expenses during the periods reported. Management has considered the implications of ongoing global events and related economic impacts to the estimates and assumptions used in the preparation of the condensed consolidated financial statements. There is heightened volatility and uncertainty around tariff actions, supply chain performance and customer demand. However, the magnitude of such impact on the Company’s business and its duration is uncertain. The Company is not aware of any specific event or circumstance that would require an update to its estimates or adjustments to the carrying value of its assets and liabilities as of March 31, 2026 through the filing date of this quarterly report on Form 10-Q.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and notes thereto contained in the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2025, filed with the SEC on September 17, 2025. In the opinion of management, the accompanying unaudited condensed consolidated interim financial statements include all adjustments necessary in order to make the financial statements not misleading. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year or any other future period. Certain notes to the financial statements that would substantially duplicate the disclosures contained in the audited consolidated financial statements for the most recent fiscal year as reported in the Company’s Annual Report on Form 10-K have been omitted. The accompanying unaudited condensed consolidated balance sheet at June 30, 2025 has been derived from the audited balance sheet at June 30, 2025 contained in such Form 10-K.

Nature of Business

Flux Power Holdings, Inc. (“Flux”) was incorporated in 2009 in the State of Nevada, and Flux’s operations are conducted through its wholly owned subsidiary, Flux Power, Inc. (“Flux Power”), a California corporation (collectively, the “Company”).

We design, develop, manufacture and sell a portfolio of advanced lithium-ion energy storage solutions for electrification of a range of industrial and commercial sectors which include material handling and airport ground support equipment (“GSE”). We believe our mobile and stationary energy storage solutions provide our customers a reliable, high performing, cost effective, and more environmentally friendly alternative as compared to traditional lead acid and propane-based solutions. Our modular and scalable design allows different configurations of lithium-ion energy storage solutions to be paired with our proprietary wireless battery management system to provide the level of energy storage required and “state of the art” real time monitoring of pack performance. We believe that the increasing demand for lithium-ion energy storage solutions and more environmentally friendly energy storage solutions in the material handling sector should continue to drive our revenue growth.

Business Trends and Uncertainties

Since January 2025, the U.S. government has increased certain existing import tariffs and implemented new import tariffs across a wide range of countries at various rates, including on product imports from almost all countries, and individualized higher tariffs on certain countries, notably China. Some of these tariff announcements have since been followed by announcements of limited exemptions and temporary pauses and all have been affected by various circuit court decisions and a key decision by the U.S. Supreme Court, which invalidated certain tariffs. In response to the U.S. Supreme Court ruling, the Trump administration debuted a system for repaying importers for tariffs struck down by the U.S. Supreme Court while also announcing the implementation of new tariffs under an alternative statutory authority and indicating a desire to further increase such tariffs and to seek to extend such tariffs under other statutes. The full impact of the U.S. Supreme Court’s ruling and the administration’s response, including the timing and extent of any refunds and the impact of the new tariffs, remains uncertain.

The Company imports a portion of its raw materials and components from countries that are subject to import tariffs imposed by the U.S. government, in particular materials and components that are from China. While the Company has been able to offset some of the impact of enacted tariffs with supply chain adjustments, alternative manufacturing locations, cost reduction actions and by increasing selling prices of its products, the Company believes that tariffs have negatively impacted its revenues, profitability and cash flows. Management continues to actively evaluate ways to mitigate the impacts of tariffs on business and financial results, however, due to the uncertainties pertaining to tariffs and tariff levels, it is difficult for the Company to reliably forecast the extent of the ongoing impact to its business or to its customers.

Trade-related disruptions can create further uncertainty and supply chain interruptions, which may result in last-minute procurement efforts at elevated cost. The Company is closely monitoring the fluid nature of proposed tariffs and any impact they may have on its operations, and will continue to monitor macroeconomic conditions and evaluate the financial and operational impact of ongoing trade policy shifts. These risks could intensify depending on future developments, and the Company is actively incorporating these considerations into its future operation planning, including assessing pricing actions, cost-control measures, and long-term sourcing strategies.

If tariffs escalate or global inflationary trends persist, the Company’s customers may face greater economic strain, which could in turn affect demand for its products. The Company remains focused on maintaining operational flexibility and adapting its supply chain to navigate these uncertainties and support long-term business performance. See “Risk Factors” under Part I, Item 1A of this Quarterly Report for additional information.

Liquidity and Financial Condition

The accompanying unaudited condensed consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

Historically, the Company’s revenues and operating cash flows have not been sufficient to sustain its operations and the Company has relied on debt and equity financing, including the Public Offering (as described below), for additional funds. The Company has incurred an accumulated deficit of $111.5 million through March 31, 2026, and for the nine months ended March 31, 2026 incurred a net loss of $5.1 million and utilized $5.7 million in support of operating activities. As of March 31, 2026, the Company had a cash balance of $0.4 million and $10.3 million of available funding under the Gibraltar Business Capital (“GBC”) Credit Facility, subject to borrowing base limitations (See Note 6 – Line of Credit). The Company’s borrowing base changes as qualified collateral fluctuates and, therefore, available funding under the GBC Credit Facility (as defined below) could be substantially lower.

In addition, the Company’s ability to meet projected revenue targets and generate cash from operations has been impacted by delays in new orders for our energy storage solutions, reflecting corresponding deferrals of new forklift purchases by selected large customer fleets due to lower capital spending and interest rate variability, and more recently, global tariff uncertainties.

The Company imports a portion of its raw materials and components parts from other countries, including China. Recently, many of the countries where the Company sources raw materials and component parts have become subject to import tariffs upon entry into the United States. The selling prices of the Company’s finished products have been increased due to increased tariff levels in effect, which may have a negative impact on the Company’s revenues and cash flows.

The Company has implemented reductions in labor and overhead costs and has increased selling prices of energy storage solutions, however, management is evaluating strategies to further improve profitability of operations. Gross margin improvement tasks include but are not limited to a plan to drive bill of material costs down. The Company continues to execute cost reduction, sourcing and pricing recovery initiatives in efforts to increase gross margins and improve cash flow from operations.

During the nine months ended March 31, 2026, the Company completed a Private Placement of Preferred Stock Warrants and Common Stock Warrants, and raised $3.2 million in cash proceeds, net of offering costs of $0.7 million and the cancellation of $1.2 million of outstanding debt. The Company also completed the Public Offering of its common stock and raised $9.8 million in cash proceeds, net of offering costs of $1.3 million. See Note 8 – Stockholders’ Equity (Deficit) for additional information.

Management has evaluated the Company’s expected cash and working capital requirements, which include, but are not limited to, investments in additional sales and marketing, research and development and capital equipment, as well as the Company’s expected funding sources, which include, but are not limited to, the Company’s existing cash, forecasted gross margin and funding available under the GBC Credit Facility, subject to certain restrictions, covenants and borrowing base limitations. The Company’s borrowing base changes as qualified collateral fluctuates and, therefore, available funding under the GBC Credit Facility could be substantially lower.

As of March 31, 2026, the Company determined that the Company failed to comply with the minimum EBITDA financial covenant for the trailing three-month period ended March 31, 2026 under the GBC Credit Facility, which resulted in an “event of default” under the GBC Credit Facility. The Company is working with GBC to negotiate an amendment to the GBC Credit Facility or otherwise obtain a waiver from GBC. GBC has allowed the Company to continue to have access to its line of credit under the GBC Credit Facility while negotiations continue, however, GBC can choose to limit this access at any time until the Company can successfully negotiate an amendment to the GBC Credit Facility or obtain a waiver from GBC. While the Company has in the past successfully renegotiated the terms of the GBC Credit Facility, and is optimistic about its ability to do so again, there can be no assurances that the Company will be able to negotiate an amendment to the GBC Credit Facility or obtain a waiver from GBC on terms favorable to the Company or at all. In addition, upon the occurrence of an event of default under the GBC Credit Facility, GBC may, at its option, declare its commitments to the Company terminated and all of the Company’s obligations under the GBC Credit Facility immediately due and payable, all without demand, notice or further action of any kind required on the part of GBC, and/or exercise other remedies available to it, which include, among other things, its rights as a secured party under the GBC Credit Facility. Since GBC can choose to limit the Company’s access to its line of credit under the GBC Credit Facility at any time and successful negotiation of an amendment to the GBC Credit Facility or a waiver from GBC cannot be guaranteed, substantial doubt exists about the Company’s ability to continue as a going concern over the 12 months following the filing date of this report on Form 10-Q.

Nasdaq Stock Market Notices

As previously disclosed, on January 31, 2025 the Staff of Nasdaq notified the Company that it did not comply with the Stockholders’ Equity Requirement. On March 17, 2025, the Company filed its plan with Nasdaq to regain compliance with the Stockholders’ Equity Requirement, which included requesting an extension through July 30, 2025. On July 31, 2025, due to non-compliance with the Stockholders’ Equity Requirement, the Staff informed the Company that trading of the Company’s common stock would be suspended at the opening of business on August 11, 2025 unless the Company requested an appeal of the Staff’s determination to a Nasdaq Hearings Panel (the “Panel”). The Company requested an appeal hearing with the Panel and the Panel determined to grant the Company an exception to demonstrate compliance with the Stockholders’ Equity Requirement and furthermore granted the Company its request for continued listing, which extension was subject to, among other requirements, the Company demonstrating compliance with the Stockholder’s Equity Requirement on or before October 31, 2025.

On October 14, 2025, the Company received a notification (the “Notification”) from the Listing Qualifications Department (the “Staff”) of Nasdaq that the Company had regained compliance with Nasdaq’s continued listing rules because the Company met the requirement to have a market value of listed securities of at least $35 million (the “Market Equity Requirement”). Nasdaq requires that for continued listing on the Nasdaq Capital Market, the Company must continue to meet all the requirements set forth in Rule 5550(a) and at least one of the standards set forth in Rule 5550(b). The standards set forth in 5550(b) include (i) having a minimum of $2,500,000 in stockholders’ equity (the “Stockholders’ Equity Requirement”), (ii) the Market Equity Requirement, or (iii) net income from continuing operations of $500,000 in the most recently completed fiscal year or in two of the three most recently completed fiscal years (the “Net Income Requirement”). The Notification also provided that, for a period of one year, the Staff of Nasdaq will monitor the Company’s compliance with the continued listing requirements. If, during such one-year period, the Company fails to comply with Rule 5550(b), the Staff of Nasdaq will issue a delist determination letter and the Company will have an opportunity to request a new hearing.

As of March 31, 2026, the Company also satisfies the Stockholder’s Equity Requirement, however, the Company can provide no assurances that it will be able to continue to comply with either the Market Equity Requirement or the Stockholder’s Equity Requirement. If the Company fails to comply with the Nasdaq continued listing requirements, the Company’s common stock will be subject to delisting by Nasdaq. In the event our common stock is delisted, our stock price and market liquidity of our stock will be adversely affected which will impact the ability of the Company’s stockholders to sell securities in the market. Further, delisting from Nasdaq could also have other negative effects, including potential loss of confidence by partners, lenders, suppliers and employees.

NOTE 1 – NATURE OF BUSINESS

Nature of Business

Flux Power Holdings, Inc. (“Flux”) was incorporated in 2009 in the State of Nevada, and Flux’s operations are conducted through its wholly owned subsidiary, Flux Power, Inc. (“Flux Power”), a California corporation (collectively, the “Company”).

We design, develop, manufacture, and sell a portfolio of advanced lithium-ion energy storage solutions for electrification of a range of industrial commercial sectors which include material handling, airport ground support equipment (“GSE”), and other commercial and industrial applications. We believe our mobile and stationary energy storage solutions provide our customers a reliable, high performing, cost effective, and more environmentally friendly alternative as compared to traditional lead acid and propane-based solutions. Our modular and scalable design allows different configurations of lithium-ion energy storage solutions to be paired with our proprietary wireless battery management system to provide the level of energy storage required and “state of the art” real time monitoring of pack performance. We believe that the increasing demand for lithium-ion energy storage solutions and more environmentally friendly energy storage solutions in the material handling sector should continue to drive our revenue growth.